FIXED ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2014
FIXED ASSETS, NET [Abstract]
Schedule of Fixed Assets, Net
	As of December 31,
	2013	2014
	RMB	RMB	US$
Electronic equipment	145,366	185,034	29,822
Other office and warehouse equipment	89,523	106,035	17,090
Vehicles	2,378	2,447	394
Leasehold improvements	14,788	20,245	3,263
Buildings	—	138,447	22,314
Construction in progress	141,198	4,658	751
Total	393,253	456,866	73,634
Less: accumulated depreciation	(151,448)	(203,900)	(32,863)
Fixed assets, net	241,805	252,966	40,771